Insurance - Significant Insurance Assumptions (Detail) - Life insurance contracts [member]	Oct. 31, 2021	Oct. 31, 2020
Country of domicile [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.12%	0.11%
Morbidity rates	1.78%	1.81%
Future reinvestment yield	3.76%	3.82%
Lapse rates	0.50%	0.50%
Foreign countries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality rates	0.79%	0.66%
Future reinvestment yield	2.90%	3.05%